Expense Example - FidelityManagedRetirementFunds-K6ComboPRO - FidelityManagedRetirementFunds-K6ComboPRO - Fidelity Managed Retirement 2015 Fund - Fidelity Managed Retirement 2015 Fund - Class K6	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 27
3 years	84
5 years	146
10 years	$ 331